Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of initial fixed $100 investment based on:
Year(1)	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO (2)	Average Summary Compensation Table Total for Other NEO's	Average Compensation Actually paid to Other NEO's (2)	Total Shareholder Return	Total Shareholder Return Peer Group (3)	Net Income	Adjusted Net Earnings(4)
2022	$2,721,053	$3,461,360	$791,514	$908,672	$113.68	$101.50	$36,063,000	$35,884,000
2021	$3,624,818	$4,704,237	$895,018	$1,057,375	$109.18	$121.42	$20,221,000	$25,606,000
2020	$2,240,175	$1,704,560	$702,482	$560,817	$92.59	$125.75	$10,787,000	$17,975,000

Company Selected Measure Name	Adjusted Net Earnings
Named Executive Officers, Footnote [Text Block]	For each covered year, the CEO was Ziv Shoshani. For each covered year, the Other NEOs were William M. Clancy and Amir Tal.
Peer Group Issuers, Footnote [Text Block]	Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K. The table below shows the companies that comprised the peer group for each covered year:

2022	2021	2020
CTS Corp	CTS Corp.	MTS Systems
Luna Innovations Inc.	Luna Innovations Inc.	Kyowa Electronic Instruments
inTEST Corporation	inTEST Corporation	Mettler – Toledo
Kyowa	Kyowa	Spectris
Spectris plc	Spectris plc	Sensata Technologies
TT Electronics	TT Electronics	CTS Corp.
FARO Technologies Inc.	FARO Technologies Inc.
ESCO Technologies Inc.	ESCO Technologies Inc.

PEO Total Compensation Amount	$ 2,721,053	$ 3,624,818	$ 2,240,175
PEO Actually Paid Compensation Amount	$ 3,461,360	4,704,237	1,704,560
Adjustment To PEO Compensation, Footnote [Text Block]	For 2022, amounts reported in this column are based on the total compensation and the average of the total compensation reported for our CEO and Other NEOs, respectively in the Summary Compensation Table and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	CEO	Average of Other NEOs
Total reported in 2022 Summary Compensation Table (SCT)	$2,721,053	$791,514
Less: Value of Stock & Option Awards reported in SCT	(1,113,891)	(172,238)
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus: Pension Service Cost and impact of Pension Plan Amendments	8,165	—
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,412,001	218,334
Plus: Change in Fair Value of Prior Year awards that are Outstanding and Unvested	61,150	9,577
Plus: FMV of Awards Granted this Year and that Vested this year	—	—
Plus: Change in Fair Value (From Prior Year-End) of Prior Year awards that Vested this year	372,882	61,485
Less: Prior Year Fair Value of Prior Year awards that failed to vest this year.	—	—
Total Adjustments	740,307	117,158
"Compensation Actually Paid" for Fiscal Year 2022	$3,461,360	$908,672

For 2021, amounts reported in this column are based on the total compensation and the average of the total compensation reported for our CEO and Other NEOs, respectively in the Summary Compensation Table and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	CEO	Average of Other NEOs
Total reported in 2021 Summary Compensation Table (SCT)	$3,624,818	$895,018
Less: Value of Stock & Option Awards reported in SCT	(1,324,906)	(207,503)
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(1,700)	—
Plus: Pension Service Cost and impact of Pension Plan Amendments	8,389	—
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,483,575	232,353
Plus: Change in Fair Value of Prior Year awards that are Outstanding and Unvested	510,348	84,150
Plus: FMV of Awards Granted this Year and that Vested this year	—	—
Plus: Change in Fair Value (From Prior Year-End) of Prior Year awards that Vested this year	403,713	53,357
Less: Prior Year Fair Value of Prior Year awards that failed to vest this year.	—	—
Total Adjustments	1,079,419	162,357
"Compensation Actually Paid" for Fiscal Year 2021	$4,704,237	$1,057,375

For 2020, amounts reported in this column are based on the total compensation and the average of the total compensation reported for our CEO and Other NEOs, respectively in the Summary Compensation Table and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	CEO	Average of Other NEOs
Total reported in 2020 Summary Compensation Table (SCT)	$2,240,175	$702,482
Less: Value of Stock & Option Awards reported in SCT	(904,184)	(149,081)
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(17,761)	(52,690)
Plus: Pension Service Cost and impact of Pension Plan Amendments	7,936	—
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	262,008	43,191
Plus: Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(23,202)	(3,067)
Plus: FMV of Awards Granted this Year and that Vested this year	—	—
Plus: Change in Fair Value (From Prior Year-End) of Prior Year awards that Vested this year	139,588	19,982
Less: Prior Year Fair Value of Prior Year awards that failed to vest this year.	—	—
Total Adjustments	(535,615)	(141,665)
"Compensation Actually Paid" for Fiscal Year 2020	$1,704,560	$560,817

Non-PEO NEO Average Total Compensation Amount	$ 791,514	895,018	702,482
Non-PEO NEO Average Compensation Actually Paid Amount	$ 908,672	1,057,375	560,817
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	For 2022, amounts reported in this column are based on the total compensation and the average of the total compensation reported for our CEO and Other NEOs, respectively in the Summary Compensation Table and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	CEO	Average of Other NEOs
Total reported in 2022 Summary Compensation Table (SCT)	$2,721,053	$791,514
Less: Value of Stock & Option Awards reported in SCT	(1,113,891)	(172,238)
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	—	—
Plus: Pension Service Cost and impact of Pension Plan Amendments	8,165	—
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,412,001	218,334
Plus: Change in Fair Value of Prior Year awards that are Outstanding and Unvested	61,150	9,577
Plus: FMV of Awards Granted this Year and that Vested this year	—	—
Plus: Change in Fair Value (From Prior Year-End) of Prior Year awards that Vested this year	372,882	61,485
Less: Prior Year Fair Value of Prior Year awards that failed to vest this year.	—	—
Total Adjustments	740,307	117,158
"Compensation Actually Paid" for Fiscal Year 2022	$3,461,360	$908,672

For 2021, amounts reported in this column are based on the total compensation and the average of the total compensation reported for our CEO and Other NEOs, respectively in the Summary Compensation Table and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	CEO	Average of Other NEOs
Total reported in 2021 Summary Compensation Table (SCT)	$3,624,818	$895,018
Less: Value of Stock & Option Awards reported in SCT	(1,324,906)	(207,503)
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(1,700)	—
Plus: Pension Service Cost and impact of Pension Plan Amendments	8,389	—
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	1,483,575	232,353
Plus: Change in Fair Value of Prior Year awards that are Outstanding and Unvested	510,348	84,150
Plus: FMV of Awards Granted this Year and that Vested this year	—	—
Plus: Change in Fair Value (From Prior Year-End) of Prior Year awards that Vested this year	403,713	53,357
Less: Prior Year Fair Value of Prior Year awards that failed to vest this year.	—	—
Total Adjustments	1,079,419	162,357
"Compensation Actually Paid" for Fiscal Year 2021	$4,704,237	$1,057,375

For 2020, amounts reported in this column are based on the total compensation and the average of the total compensation reported for our CEO and Other NEOs, respectively in the Summary Compensation Table and adjusted as shown in the table below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.

	CEO	Average of Other NEOs
Total reported in 2020 Summary Compensation Table (SCT)	$2,240,175	$702,482
Less: Value of Stock & Option Awards reported in SCT	(904,184)	(149,081)
Less: Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT	(17,761)	(52,690)
Plus: Pension Service Cost and impact of Pension Plan Amendments	7,936	—
Plus: Year-End value of Awards Granted in Fiscal Year that are Unvested and Outstanding	262,008	43,191
Plus: Change in Fair Value of Prior Year awards that are Outstanding and Unvested	(23,202)	(3,067)
Plus: FMV of Awards Granted this Year and that Vested this year	—	—
Plus: Change in Fair Value (From Prior Year-End) of Prior Year awards that Vested this year	139,588	19,982
Less: Prior Year Fair Value of Prior Year awards that failed to vest this year.	—	—
Total Adjustments	(535,615)	(141,665)
"Compensation Actually Paid" for Fiscal Year 2020	$1,704,560	$560,817

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]

Adjusted operating margin
Adjusted EBITDA
Cumulative adjusted net earnings
Cumulative adjusted free cash

Total Shareholder Return Amount	$ 113.68	109.18	92.59
Peer Group Total Shareholder Return Amount	101.50	121.42	125.75
Net Income (Loss)	$ 36,063,000	$ 20,221,000	$ 10,787,000
Company Selected Measure Amount	35,884,000	25,606,000	17,975,000
PEO Name	Ziv Shoshani
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted Net Earnings
Non-GAAP Measure Description [Text Block]	In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year. The Company determined Adjusted Net Earnings which is a metric included in our long-term incentive program, meets this requirement and therefore, we have included this financial performance measure in the Pay versus Performance table. For fiscal years 2022 and 2021, a reconciliation of Adjusted Net Earnings to the nearest GAAP measure can be found in our Form 10-K filed with the SEC on March 1, 2023 and for fiscal year 2020, a reconciliation of Adjusted Net Earnings to the nearest GAAP measure can be found in our Form 10-K filed with the SEC on March 4, 2022.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted operating margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative adjusted net earnings
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Cumulative adjusted free cash
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 740,307	$ 1,079,419	$ (535,615)
PEO [Member] | Stock And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,113,891)	(1,324,906)	(904,184)
PEO [Member] | Change In Pension Value And Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(1,700)	(17,761)
PEO [Member] | Pension Service Cost And Impact Of Pension Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,165	8,389	7,936
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,412,001	1,483,575	262,008
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	61,150	510,348	(23,202)
PEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	372,882	403,713	139,588
PEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,158	162,357	(141,665)
Non-PEO NEO [Member] | Stock And Option Awards Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(172,238)	(207,503)	(149,081)
Non-PEO NEO [Member] | Change In Pension Value And Non-Qualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(52,690)
Non-PEO NEO [Member] | Pension Service Cost And Impact Of Pension Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	218,334	232,353	43,191
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	9,577	84,150	(3,067)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	61,485	53,357	19,982
Non-PEO NEO [Member] | Equity Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0